Other Borrowed Funds (Tables)	6 Months Ended
Jun. 30, 2011
Other Borrowed Funds (Tables) [Abstract]
Other Borrowed Funds

(in millions)	June 30, 2011	December 31, 2010
Advances from Federal Home Loan Banks(a)	$500	$2,250
Other	29,708	32,075
Total other borrowed funds(b)(c)	$30,208	$34,325

(a)
Effective January 1, 2011, $23.0 billion of long-term advances from FHLBs were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

(b)	Includes other borrowed funds of $11.7 billion and $9.9 billion accounted for at fair value at June 30, 2011, and December 31, 2010, respectively.

(c)	Includes other borrowed funds of $9.5 billion and $14.8 billion secured by assets totaling $9.6 billion and $15.0 billion at June 30, 2011, and December 31, 2010, respectively.